Organization and History - Additional Information (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 22, 2017 USD ($) $ / shares shares	Dec. 22, 2016 shares	Jun. 08, 2016 shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2013 $ / shares
Class of Stock [Line Items]
Stock split ratio	1.45	0.0059
Stock, shares authorized (in shares)		230,000,000
Common stock, authorized (in shares)		200,000,000		200,000,000		200,000,000		200,000,000	200,000,000
Preferred stock, authorized (in shares)		30,000,000		30,000,000		30,000,000		30,000,000	30,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Issuance of common stock (in shares)			17,817,925
Proceeds from IPO | $						$ 185,500,000	$ 0
Repayment of outstanding borrowings | $	$ 71,800,000					164,638,000	42,166,000	$ 41,295,302	$ 73,781,755
Depreciation and amortization | $				$ 14,745,000	$ 10,790,000	$ 38,602,000	$ 32,669,000	$ 43,541,679	$ 50,133,993
IPO
Class of Stock [Line Items]
Shares of common stock sold, including shares sold by third parties (in shares)	25,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Stock price (in dollars per share) | $ / shares	$ 14.00
Issuance of common stock (in shares)	13,250,000
Shares sold by third party (in shares)	11,750,000
Proceeds from IPO | $	$ 170,100,000
Payment of underwriting discounts and commissions | $	10,900,000
Payments of stock issuance costs, other | $	$ 4,500,000
Performance stock units | IPO
Class of Stock [Line Items]
Number of shares of outstanding stock converted (in shares)	16,999,990
March 2017 Stock Split | IPO
Class of Stock [Line Items]
Stock split ratio	1.45
Series A Preferred Stock Converted To Common Stock | IPO
Class of Stock [Line Items]
Shares of common stock issued for each share of preferred stock converted	1
Series A Preferred Stock Converted To Common Stock | Performance stock units | IPO
Class of Stock [Line Items]
Stock split ratio	1